FINANCIAL ASSETS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial assets receivable

	December 31,	December 31,
	2020	2021
	RMB	RMB
Financial assets receivable	4,601,642	4,897,854
Allowance for uncollectible receivables	(390,834)	(493,646)
Financial assets receivable, net	4,210,808	4,404,208

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Balance at beginning of year	1,250,277	2,142,627	4,601,642
Adoption of ASC 326	—	117,321	—
Addition in the current year	3,650,311	6,885,976	6,626,322
Collection in the current year	(2,721,168)	(4,478,593)	(6,189,783)
Write-off	(36,793)	(65,689)	(140,327)
Balance at end of year	2,142,627	4,601,642	4,897,854

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Balance at beginning of year	56,656	170,803	390,834
Current year net provision	150,940	285,720	243,139
Write-off	(36,793)	(65,689)	(140,327)
Balance at end of year	170,803	390,834	493,646

Schedule of aging of loans

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2020	15,673	9,572	—	4,576,397	4,601,642
December 31, 2021	15,594	12,038	—	4,870,222	4,897,854

Principal of financial assets receivable by year of origination

	2021	2020	2019	Total

December 31, 2021	4,078,249	819,605	—	4,897,854

Due From Related Parties
Schedule of financial assets receivable

	December 31,	December 31,
	2020	2021
	RMB	RMB

Financial assets receivable	3,149	—
Allowance for uncollectible receivables	(2,033)	—
Financial assets receivable, net	1,116	—

Schedule of movement of financial assets receivable

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	RMB	RMB

Balance at beginning of year	130,765	3,149
Addition in the current year	35,151	—
Collection in the current year	(124,830)	(309)
Write-off	(37,937)	(2,840)
Balance at end of year	3,149	—

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	RMB	RMB

Balance at beginning of year	13,633	2,033
Current year net provision	26,337	807
Write-off	(37,937)	(2,840)
Balance at end of year	2,033	—